Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds II, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 17, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018